Revenue from Contracts with Customers (Tables)	3 Months Ended
Mar. 31, 2026
Revenue from Contracts with Customers [Abstract]
Schedule of Revenue from Contracts with Customers

The Company’s revenue from contracts with customers consists of diluted and non-diluted bitumen sales.

	Three months ended March 31, 2026	Three months ended March 31, 2025
Diluted bitumen sales	$140,824	$174,365
Non-diluted bitumen sales	6,489	9,272
Oil sales	$147,313	$183,637